UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21180

Name of Fund: BlackRock Municipal Income Investment Quality Trust (BAF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

Income Investment Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2014 (Unaudited)	Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.0%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$1,000	$1,163,380
6.00%, 6/01/39	1,000	1,160,380
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	335	372,198
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/16 (a)	1,500	1,576,950

		4,272,908
California — 16.4%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,155	2,430,581
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,120	1,348,637
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,578,332
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	1,025	1,233,219
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	1,000	1,097,620
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,175	1,313,638
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/39	3,210	3,669,191
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,000	1,148,860
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,125	1,297,980
State of California, GO, Various Purpose, 5.00%, 4/01/43	1,000	1,121,490
Municipal Bonds	Par (000)	Value
California (concluded)
State of California Public Works Board, LRB:
Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	$505	$588,961
Various Capital Projects, Series I, 5.50%, 11/01/30	1,000	1,213,660
Various Capital Projects, Series I, 5.50%, 11/01/31	1,500	1,811,265
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	380	452,211
University of California, Refunding RB, Medical Center Regents, Series J, 5.25%, 5/15/38	2,355	2,740,796

		23,046,441
Colorado — 3.8%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	3,250	3,746,438
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,425	1,625,084

		5,371,522
Florida — 8.1%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	4,525	5,195,559
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	205	238,161
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	4,215	5,088,559
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	745	854,977

		11,377,256
Georgia — 2.2%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	2,500	3,021,350
Illinois — 25.5%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	825	948,940
Series C, 6.50%, 1/01/41	3,740	4,530,935

MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2014	1

Schedule of Investments (continued)	Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, 3rd Lien, Series C (AGC), 5.25%, 1/01/30	$1,000	$1,123,620
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 6/01/26	1,300	1,506,960
Sales Tax Receipts, 5.25%, 12/01/36	3,185	3,598,413
Sales Tax Receipts, 5.25%, 12/01/40	3,000	3,363,360
Sales Tax Receipts, 5.00%, 12/01/44	1,385	1,555,411
Sales Tax Receipts, 5.00%, 12/01/44	2,500	2,807,600
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	3,000	3,278,640
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	1,480	1,608,612
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,250	1,439,650
5.25%, 12/01/43	3,000	3,353,460
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,885	2,174,423
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	915	1,074,988
6.00%, 6/01/28	260	304,130
State of Illinois, GO:
5.25%, 2/01/31	610	666,571
5.25%, 2/01/32	1,000	1,089,540
5.50%, 7/01/33	1,000	1,114,270
5.50%, 7/01/38	270	298,158

		35,837,681
Indiana — 1.9%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,415	2,713,083
Municipal Bonds	Par (000)	Value
Louisiana — 1.1%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	$375	$435,724
Series A-2, 6.00%, 1/01/23	150	174,290
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	790	863,430

		1,473,444
Michigan — 2.4%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	1,700	1,873,145
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,205	1,532,712

		3,405,857
Minnesota — 3.1%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	3,680	4,310,347
Mississippi — 2.2%
Mississippi Development Bank, RB, Special Obligation, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,500	1,978,095
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,152,540

		3,130,635
Nevada — 5.9%
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	5,410	5,941,857
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/34	2,000	2,280,040

		8,221,897
New Jersey — 5.6%
New Jersey EDA, RB, School Facilities Construction, Series UU, 5.00%, 6/15/40	610	661,533

2	MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	$1,300	$1,443,702
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,540	1,651,450
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.50%, 6/15/39	1,620	1,833,240
Transportation System, Series A (AGC), 5.50%, 12/15/38	2,000	2,282,980

		7,872,905
New York — 5.4%
City of New York New York Transitional Finance Authority Building Aid, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,465	2,840,740
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	1,565	1,777,433
Series A-1, 5.25%, 11/15/39	1,000	1,147,730
New York State Dormitory Authority, Refunding RB, Series C, 5.00%, 3/15/42	1,660	1,877,178

		7,643,081
Ohio — 1.2%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/30	1,000	1,162,680
5.25%, 2/15/31	470	544,608

		1,707,288
Pennsylvania — 2.9%
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/44	460	512,491
Series C, 5.00%, 12/01/43	1,720	1,902,457

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	$1,500	$1,704,720

		4,119,668
South Carolina — 1.3%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,525	1,787,422
Texas — 14.2%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/33	2,000	2,233,680
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	980	1,131,655
City of Frisco Texas ISD, GO, School Building (AGC), 5.50%, 8/15/41	3,365	3,966,124
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 11/15/35	2,600	3,090,438
6.00%, 11/15/36	2,215	2,620,212
5.38%, 11/15/38	1,000	1,136,830
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	205	248,070
6.50%, 7/01/37	795	910,927
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	1,000	1,182,360
North Texas Tollway Authority, Refunding RB, 1st Tier:
(AGM), 6.00%, 1/01/43	1,000	1,167,070
Series K-1 (AGC), 5.75%, 1/01/38	1,500	1,712,925
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	440	509,071

		19,909,362
Virginia — 1.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	370	412,691

MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2014	3

Schedule of Investments (continued)	Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	$1,000	$1,219,520

		1,632,211
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,025	1,154,078
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	795	930,977

		2,085,055
Total Municipal Bonds — 108.9%		152,939,413

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
California — 8.7%
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 8/01/31	10,680	12,241,523
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(c)	760	906,292
Illinois — 2.4%
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33	2,999	3,310,790
Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	898	1,030,091
Nevada — 5.0%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	2,000	2,308,240
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,100	4,680,396

		6,988,636
New Jersey — 6.4%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18(a)	329	392,956
Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
New Jersey (concluded)
6.00%, 12/15/34	$671	$775,969
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (c)	6,020	6,668,053
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (c)	1,000	1,092,041

		8,929,019
New York — 11.8%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	4,993	5,624,037
Series FF, 5.00%, 6/15/45	3,019	3,340,277
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	900	1,009,300
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (c)	1,000	1,149,657
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,955	3,384,568
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	1,740	2,039,402

		16,547,241
Texas — 5.4%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,456	4,925,479
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	2,310	2,715,220

		7,640,699
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,004	1,099,439
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 41.8%		58,693,730

4	MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2014

Schedule of Investments (continued)	Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

		Value
Total Long-Term Investments (Cost — $191,099,188) — 150.7%		211,633,143

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (d)(e)	41,181	$41,181
Total Short-Term Securities (Cost — $41,181) — 0.0%		41,181
Total Investments (Cost — $191,140,369*) — 150.7%		211,674,324
Other Assets Less Liabilities — 1.8%		2,596,523
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.5%)		(31,603,495)
VMTP Shares, at Liquidation Value — (30.0%)		(42,200,000)

Net Assets Applicable to Common Shares — 100.0%		$140,467,352
*	As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$159,842,688

Gross unrealized appreciation	$20,533,956
Gross unrealized depreciation	(297,086)

Net unrealized appreciation	$20,236,870

Notes to Schedule of investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(c)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to July 01, 2020 are $7,486,055.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at November 30, 2014	Income
FFI Institutional Tax-Exempt Fund	1,321,380	(1,280,199)	41,181	$100

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds

MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2014	5

Schedule of Investments (continued)	Municipal Income Investment Quality Trust (BAF)

BARB	Building Aid Revenue Bonds
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(144)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$18,294,750	$(54,992)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting] purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$211,633,143	—	$211,633,143
Short-Term Securities	$41,181	—	—	41,181

Total	$41,181	$211,633,143	—	$211,674,324

[1] See above Schedule of Investments for values in each state.

6	MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2014

Schedule of Investments (concluded)	Municipal Income Investment Quality Trust (BAF)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(54,992)	—	—	$(54,992)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$176,000	—	—	$176,000
Liabilities:
TOB trust certificates	—	$(31,594,766)	—	(31,594,766)
VMTP Shares	—	(42,200,000)	—	(42,200,000)

Total	$176,000	$(73,794,766)	—	$(73,618,766)

There were no transfers between levels during the period ended November 30, 2014.

MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2014	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Quality Trust

Date: January 22, 2015